SHAREHOLDERS' EQUITY (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Shares available for future grants under the 2021 plan	10,871,688	8,941,243
Shares available for future grants under the 2024 Foundation plan	14,410	15,000
Shares subject to the employee share purchase plan	1,118,576	1,156,437
Total	66,589,078	64,050,412
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	51,551,462	50,773,337
Outstanding share options and RSUs
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	3,032,942	3,164,395